Revenue and Other Income	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Revenue and Other Income
11. Revenue

and Other Income
The Company’s significant revenue streams consist of the following:

	Year ended December 31
	2020	2019
Oil	$213.1	$357.9
NGLs	16.3	16.3
Natural gas	46.0	35.1

Production revenues	275.4	409.3
Processing fees	6.3	7.7

Oil and natural gas sales	281.7	417.0
Other income	13.0	8.5

Oil and natural gas sales and other income	$294.7	$425.5

In 2020, Other income includes $5.4 million in road use recoveries (2019 – $6.0 million), while the remainder primarily relates to curtailment sales, whereby the
Company sold unused production limit capacity under the Alberta Government Curtailment production limits
.